OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and others	$ 9,314		$ 6,094
Government institutions	1,716		3,156
Deferred installation expenses	2,905		2,647
Deferred income taxes	3,692	[1]	2,497	[1]
Advances to suppliers	457		865
Employees	300		135
Related parties	53		5
Other current assets, net	$ 18,437		$ 15,399

[1]	See Note 15.